DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Charges [Abstract]
Debt arrangement fees	$ 864	$ 864
Accumulated amortization	(627)	(588)
Debt arrangement fees, net	$ 237	$ 276